Financing - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 01, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Jun. 01, 2013	Dec. 31, 2012 ABL Facility [Member]	Jun. 30, 2013 ABL Facility [Member]	Dec. 31, 2011 ABL Facility [Member]	Dec. 31, 2012 ABL Facility [Member] In the event of increased commodity prices [Member]	Dec. 31, 2012 ABL Facility [Member] Minimum [Member] Prime Rate [Member]	Dec. 31, 2012 ABL Facility [Member] Minimum [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2012 ABL Facility [Member] Maximum [Member] Prime Rate [Member]	Dec. 31, 2012 ABL Facility [Member] Maximum [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 01, 2012 Senior Secured Notes [Member]	Jun. 30, 2013 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member] Upon the occurrence of certain change of control events [Member]	Dec. 31, 2012 Senior Secured Notes [Member] Upon the completion of certain asset dispositions [Member]	Jun. 30, 2013 Senior Secured Notes [Member] Minimum [Member]	Dec. 31, 2012 Senior Secured Notes [Member] Minimum [Member]	Jun. 30, 2013 Senior Secured Notes [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Notes [Member] Maximum [Member]	Dec. 31, 2012 Term Loan Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount															$ 375,000,000		$ 375,000,000
Debt instrument stated interest rate						9.50%									9.50%
Debt instrument maturity date							Jun. 01, 2017								Jun. 01, 2019		Jun. 01, 2019
Dividend and cash distributed to meet expenses																5,000,000	5,000,000
Percentage of dividend to net income																50.00%	50.00%
Restricted net assets of subsidiaries																28,629,000	16,432,000
Additional interest on the Notes in default																				0.25%	0.25%	0.50%	0.50%
Debt instrument default interest rate						0.25%
Unused portion of ABL credit facility							184,978,000	143,500,000	149,300,000
Interest rate at end of period							4.50%	4.25%	5.25%
Distribution to stockholder	160,000,000		160,000,000	160,000,000	42,500,000
Debt instrument payment description																	Interest on the Senior Secured Notes accrues at the rate of 9.50% per annum and is payable semiannually in arrears on June 1 and December 1, commencing on December 1, 2012.
Debt instrument, principal outstanding redemption price percentage																		101.00%	100.00%
Line of credit facility, current borrowing capacity							150,000,000
Line of credit facility, maximum borrowing capacity							200,000,000			250,000,000
Eligible Accounts							85.00%
Eligible Inventory							80.00%
Net Recovery Percentage for the Eligible Inventory							90.00%
Letters of credit outstanding							500,000
Unused credit facility fee rate							0.50%
Loans, basis spread											1.00%	2.00%	1.50%	2.50%
Percentage of applicable interest rate spread increased on account of default							2.00%
Loss from extinguishment of debt		(19,612,000)	(19,612,000)	(19,612,000)																				(19,612,000)
Loss on extinguishment of debt, write-off of unamortized debt issuance costs																								7,126,000
Write-off of unamortized debt discount																								4,932,000
Payment of call premium				6,394,000																				6,394,000
Professional services fees on loss on extinguishment of debt																								21,000
Debt issuance costs expensed as incurred																								$ 1,139,000